Deposits (Balance and Remaining Maturities of Time Deposits and Certificates of Deposit Issued by Domestic and Foreign Offices) (Detail) ¥ in Millions	Mar. 31, 2021 JPY (¥)
Deposits From Banking Clients [Line Items]
Total	¥ 52,500,252
Bank Time Deposits Liabilities Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	16,782,005
Due after one year through two years	1,501,777
Due after two years through three years	1,130,362
Due after three years through four years	352,954
Due after four years through five years	353,188
Due after five years	199,933
Total	20,320,219
Certificates Of Deposit Liabilities Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	10,445,126
Due after one year through two years	152,660
Due after two years through three years	760
Due after three years through four years	0
Due after four years through five years	500
Due after five years	0
Total	10,599,046
Bank Time Deposits Liabilities Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	14,929,051
Due after one year through two years	32,554
Due after two years through three years	23,319
Due after three years through four years	2,490
Due after four years through five years	47
Due after five years	0
Total	14,987,461
Certificates Of Deposit Liabilities Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	6,425,624
Due after one year through two years	11,392
Due after two years through three years	72,110
Due after three years through four years	84,400
Due after four years through five years	0
Due after five years	0
Total	6,593,526
Time deposits
Deposits From Banking Clients [Line Items]
Total	35,307,680
Certificates of deposit
Deposits From Banking Clients [Line Items]
Total	17,192,572
Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	27,227,131
Due after one year through two years	1,654,437
Due after two years through three years	1,131,122
Due after three years through four years	352,954
Due after four years through five years	353,688
Due after five years	199,933
Total	30,919,265
Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	21,354,675
Due after one year through two years	43,946
Due after two years through three years	95,429
Due after three years through four years	86,890
Due after four years through five years	47
Due after five years	0
Total	¥ 21,580,987